Shareholder Report, Holdings (Details) - C000232649	Aug. 31, 2024
48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
29109X106 | Aspen Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
653656108 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
92338C103 | Veralto Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	39.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.80%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.10%